Related parties (Details)			12 Months Ended
	Nov. 06, 2019	Aug. 28, 2019	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€) individual	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of executive committee members | employee					5	6
Number of board of directors				8	8
Cost share mechanism			50.00%	50.00%	50.00%
Deferred income other than contract liabilities			€ 2,364,701,000	€ 2,364,701,000	€ 2,364,701,000	€ 2,809,133,000	€ 3,000,646,000	€ 149,801,000
Gilead [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Cross charges payable relating to development of Filgotinib			5,700,000	5,700,000	5,700,000
Sales and marketing expenses payable			1,600,000	1,600,000	1,600,000
Royalty income receivable			19,984,000			16,227,000
Purchased raw materials, semi-finished products and finished products			24,900,000			200,000	0
Deferred income other than contract liabilities			€ 4,308,669,000	€ 4,308,669,000	€ 4,308,669,000	4,286,852,000	4,012,108,000
Minimum
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Percentage of ownership interest			20.00%	20.00%	20.00%
Gilead collaboration agreement for drug discovery platform
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Impact on revenues from performance obligations			€ 230,600,000			229,600,000	80,900,000
Deferred income other than contract liabilities			1,759,800,000	€ 1,759,800,000	€ 1,759,800,000	1,990,400,000
Gilead collaboration agreement for drug discovery platform | Gilead [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Deferred income other than contract liabilities			1,759,828,000	1,759,828,000	1,759,828,000	1,990,412,000	2,220,013,000
Collaboration agreement for filgotinib
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Deferred income other than contract liabilities			604,900,000	604,900,000	604,900,000
Collaboration agreement for filgotinib | Gilead [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Deferred income other than contract liabilities			604,875,000	604,875,000	604,875,000	€ 818,654,000	€ 780,261,000	€ 145,798,000
DIVERSITY clinical trial
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Amount receivable in relation to the collaboration			12,600,000	12,600,000	12,600,000
GLPG 1690 License
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Total transaction price			€ 667,000,000	€ 667,000,000	€ 667,000,000
Key management personnel of entity or parent | Gilead [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of board of directors | individual				2
Gilead.
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Percentage of stake	0.251%	22.04%
Percentage of ownership interest			0.2549%	0.2549%	0.2549%	0.2554%	0.2584%
Non-current trade receivables						€ 50,000,000
Trade and other receivables			€ 88,246,000	€ 88,246,000	€ 88,246,000	132,825,000	€ 31,645,000
Trade and other payables			€ 11,580,000	11,580,000	11,580,000	27,074,000	39,100,000
Number of outstanding performance Obligations			2
Gilead. | Gilead collaboration agreement for drug discovery platform
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Deferred income other than contract liabilities			€ 1,800,000,000	1,800,000,000	1,800,000,000
Gilead. | Collaboration agreement for filgotinib
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Trade and other receivables			50,000,000.0	€ 50,000,000.0	€ 50,000,000.0
profit and cost sharing receivables			23,800,000
amount received second amendment filgotinib			110,000,000
Royalty income receivable			1,900,000
Gilead. | GLPG 1690 License
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Cost reimbursements recognized			18,100,000			34,100,000	17,700,000
Filgotinib drug license
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Total impact on revenue			235,700,000			228,100,000	41,400,000
Filgotinib drug license | Gilead [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Amount receivable in relation to the collaboration						160,000,000
Filgotinib drug license | Gilead.
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Royalty income receivable			3,800,000			16,200,000
Cost reimbursements recognized			81,300,000			101,000,000.0	72,000,000.0
Adddition (deduction) of sales & marketing expenses			(59,700,000)			(4,700,000)	€ 8,200,000
Deduction of research and development expenditure			€ 7,000,000.0			€ 3,100,000
Cost share mechanism			50.00%	50.00%	50.00%
Deferred income other than contract liabilities			€ 605,000,000	€ 605,000,000	€ 605,000,000